Income Taxes (Tables) (US VR Global Inc.) - US VR Global Inc. [Member]	10 Months Ended
Dec. 31, 2017
Schedule of Income (Loss) Before Income Tax

For the period ended December 31, 2017, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

For the period ended
December 31, 2017
Tax jurisdictions from:
- Local	$(1,376,149)
- Foreign, representing
Labuan	(3,300)
Hong Kong	(2,590)
Malaysia	(594,801)

Income/(Loss) before income tax	$(1,976,840)

Schedule of Provision for Income Taxes	The provision for income taxes consisted of the following:
For the period ended
December 31, 2017
Current:
- Local	$-
- Foreign	-
Deferred:
- Local	-
- Foreign	-

Income tax provision	$-